Provisions and other liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [Abstract]
Provisions and other liabilities [Text Block]

16. Provisions and other liabilities

	Year ended December 31, 2022 (i)						Year ended Dec. 31, 2021
	Environ- mental rehabili- tation (ii)	Lease liabilities (iii)	Deferred premium on flow-through shares	Derivative financial instru- ments (iv)	Deferred consideration and contingent payments (v)	Total	Total
	$	$	$	$	$	$	$
Balance - Beginning of period	53,237	18,362	914	-	-	72,513	45,967
Acquisition of Tintic by Osisko Development (Note 31)	5,370	325	-	-	15,109	20,804	-
New liabilities	261	108	-	39,841	-	40,210	34,011
Revision of estimates	(4,299)	(2,463)	-	-	-	(6,762)	(1,457)
Change in fair value	-	-	-	(21,483)	-	(21,483)	-
Accretion	2,185	-	-	-	333	2,518	1,192
Settlements/payments of liabilities	(2,549)	(7,180)	-	-	-	(9,729)	(7,822)
Issuance of flow-through shares	-	-	-	-	-	-	7,885
Recognition of deferred premium on flow-through shares	-	-	(914)	-	-	(914)	(6,971)
Currency translation adjustments	1,193	12	-	1,333	1,149	3,687	(292)
Deconsolidation of Osisko Development (Note 31)	(55,398)	(1,542)	-	(19,691)	(16,591)	(93,222)	-
Balance - End of period	-	7,622	-	-	-	7,622	72,513

Current portion	-	921	-	-	-	921	12,179
Non-current portion	-	6,701	-	-	-	6,701	60,334
	-	7,622	-	-	-	7,622	72,513

(i) On September 30, 2022, the Company deconsolidated Osisko Development (Note 31).

(ii) The environmental rehabilitation provision represented the legal and contractual obligations associated with the eventual closure of Osisko Development's mining interests, plant and equipment and exploration and evaluation assets (mostly for the Cariboo property, Bonanza Ledge Phase 2 and San Antonio projects).

(iii) As at December 31, 2022, the lease liabilities are mainly related to leases for office space. As at December 31, 2021, the lease liabilities were mainly related to leases for mining equipment and for office space.

(iv) Represented the warrants accounted for as derivative liabilities issued by Osisko Development and exercisable in U.S. dollars (Note 31).

(v) Represented the deferred consideration and contingent payments payable by Osisko Development with regards to its acquisition of Tintic (Note 31).